Note 12 - Stock Options and Warrants Outstanding	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

Note 12 – Stock Options and Warrants Outstanding

The Company’s 2007 Stock Option Plan, revised July 2011, permits the granting of stock options to its employees, directors, consultants and independent contractors for up to 20 million shares of its common stock.  The Company believes that such awards encourage employees to remain employed by the Company and also to attract persons of exceptional ability to become employees of the Company.  The plan allows the Company to issue either stock options or common shares.

From time to time, the Company enters into consulting agreements to perform marketing services for the Company as it begins to enter into the production stage for the RevVac™ Safety Syringe. Consultants are obligated under the contract to promote the product within various spheres of influence. These spheres of influence include, but are not limited to, medical product distributors, hospitals, doctors and government agencies.

Consultants are issued options at a discount to the market price at the date of issuance. The amount to be determined for the consulting expense is determined based upon the options issued using the Black-Scholes Model.

During the three months ended March 31, 2014, under the terms of the Company’s 2007 Stock Option Plan, 1,000,000 options were issued for consulting services exercisable at $0.02 per share. The options have a term of 1 day and vest upon issuance. The aggregate fair value of these options equal to $17,000 was calculated using the Black-Scholes Model with the following assumptions: (1) discount rate of 0.12% (2) expected life of 1 day (3) expected volatility of 199% to 285% and (4) zero expected dividends.

The following table summarizes the stock option activity:

	Number of Shares Under Option	Weighted- average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2013	5,500,000	$0.12	0.36	$-
Granted	1,000,000	0.02	0.00
Exercised	(1,000,000)	0.02
Forfeited or expired	(500,000)
Outstanding at March 31, 2014	5,000,000	0.08	0.12	-

At March 31, 2014, there were 6,249,008 warrants outstanding. 4,166,005 of these warrants are exercisable at $0.125 and 2,083,003 are exercisable at $0.25. The warrants exercisable at $0.125 were originally to expire on March 31, 2013, but were modified to expire on June 30, 2014. The warrants exercisable at $0.25 were originally to expire on March 31 or June 30, 2013, but were modified to expire on September 30, 2014. In addition, the exercise prices of these warrants were reduced on November 20, 2013 from $0.25 to $0.125 in the case of the $0.125 warrants and from $0.50 to $0.25 in the case of the $0.25 warrants.

The following table summarizes the warrant activity:

	Number of Shares Under Option	Weighted- average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2013	6,249,008	$0.17	0.34	$-
Granted	-	-	-
Exercised	-	-
Forfeited or expired	-
Outstanding at March 31, 2014	6,249,008	0.17	0.32	-

Note 12 – Stock Options and Warrants Outstanding

The Company’s 2007 Stock Option Plan, revised July 2011, permits the granting of stock options to its employees, directors, consultants and independent contractors for up to 20 million shares of its common stock.  The Company believes that such awards encourage employees to remain employed by the Company and also to attract persons of exceptional ability to become employees of the Company.  The plan allows the Company to issue either stock options or common shares.

From time to time, the Company enters into consulting agreements to perform marketing services for the Company as it begins to enter into the production stage for the RevVac™ Safety Syringe. Consultants are obligated under the contract to promote the product within various spheres of influence. These spheres of influence include, but are not limited to, medical product distributors, hospitals, doctors and government agencies.

Consultants are issued options at a discount to the market price at the date of issuance. The amount to be determined for the consulting expense is determined based upon the options issued using the Black-Scholes Model.

During 2013, under the terms of the Company’s 2007 Stock Option Plan, 3,425,000 options were issued for consulting services exercisable at $0.02~$0.50 per share. The options have a term of 10 days to one year and vest upon issuance. The aggregate fair value of these options equal to $86,066 was calculated using the Black-Scholes Model with the following assumptions: (1) discount rate of 0.10% to 0.18% (2) expected life of 0.03 to 1.06 years (3) expected volatility of 163% to 261% and (4) zero expected dividends.

The following table summarizes the stock option activity:

	Number of Shares Under Option	Weighted- average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2011	15,473,750	$0.39	2.45	869,825
Granted	2,875,000	0.18	0.98
Exercised	(575,000)	0.25
Forfeited or expired	(5,673,750)
Outstanding at December 31, 2012	12,100,000	0.20	1.18	150,000
Granted	3,425,000	0.11	0.56
Exercised	(2,500,000)	0.05
Forfeited or expired	(7,525,000)
Outstanding at December 31, 2013	5,500,000	0.12	0.36

At December 31, 2013, there were 6,249,008 warrants outstanding. 4,166,005 of these warrants are exercisable at $0.125 and 2,083,003 are exercisable at $0.25. The warrants exercisable at $0.125 were originally to expire on March 31, 2013, but were modified to expire on June 30, 2014. The warrants exercisable at $0.25 were originally to expire on March 31 or June 30, 2013, but were modified to expire on September 30, 2014. In addition, the exercise prices of these warrants were reduced on November 20, 2013 from $0.25 to $0.125 in the case of the $0.125 warrants and from $0.50 to $0.25 in the case of the $0.25 warrants. The Company recorded modification expense of $210,373 for the year ended December 31, 2013.

The following table summarizes the warrant activity:

	Number of Shares Under Option	Weighted- average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2011	3,371,600	0.39	2.45	-
Granted	5,739,008	0.33	0.15
Exercised	(660,000)	0.50
Forfeited or expired	(5,570,608)
Outstanding at December 31, 2012	2,880,000	$0.33	0.30	-
Granted	9,408,015	0.33	1.3
Exercised	-	-
Forfeited or expired	(6,039,007)
Outstanding at December 31, 2013	6,249,008	0.17	0.34	-